Income Taxes	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
INCOME TAXES

NOTE 18—INCOME TAXES

As of December 31, 2023, the Company has net operating loss carry forwards of approximately $7.4 million that may be available to reduce future years’ taxable income indefinitely. Future tax benefits which may arise as a result of these losses have not been recognized in these condensed consolidated financial statements, as their realization is determined not likely to occur. Accordingly, the Company has recorded a valuation allowance for the deferred tax asset relating to these tax loss carry-forwards. For the year ending December 31, 2023, the Company reflects a deferred tax liability in the amount of $0.8 million due to the future tax liability from an asset with an indefinite life known as a “naked credit.” The future tax liability from this indefinite lived asset can be offset by up to 80% of net operating loss carryforwards created after 2017. The remaining portion of the future tax liability from indefinite lived assets cannot be used to offset definite lived deferred tax assets.

The components for the provision of income taxes include:

	December 31, 2023	December 31, 2022
Current Federal and State	$586,000	$(206,000)
Deferred Federal and State	(194,000)	(1,471,000)
Total (benefit) provision for income taxes	$392,000	$(1,677,000)

A reconciliation of the statutory US Federal income tax rate to the Company’s effective income tax rate is as follows:

	December 31, 2023	December 31, 2022
Federal tax	21.0%	21.0%
State tax	1.7%	1.1%
Permanent items	(5.1)%	(3.1)%
Measurement period adjustment	(6.9)%	-%
Valuation allowance	(11.9)%	-%
Other	-%	(5.5)%
Effective income tax rate	(1.2)%	13.5%

Deferred income taxes reflect the net tax effect of temporary differences between amounts recorded for financial reporting purposes and amounts used for tax purposes. The Company has a net cumulative current deferred tax liability of $758,000. The major components of deferred tax assets and liabilities are as follows:

	December 31, 2023	December 31, 2022
Deferred tax assets
Inventory obsolescence	$341,000	$93,000
Sales return reserve	104,000	-
Business interest limitation	3,134,000	1,707,000
Lease liabilities	492,000	650,000
Other	123,000	75,000
Loss carryforward	1,845,000	285,000
Valuation allowance	(4,736,000)	-
Total deferred tax assets	$1,303,000	$2,810,000

Deferred tax liabilities
Fixed assets	$(391,000)	$(418,000)
Right-of-use assets	(468,000)	(628,000)
Intangibles	(1,144,000)	(2,363,000)
Other	(58,000)	-
Total deferred tax liabilities	$(2,061,000)	$(3,409,000)
Total net deferred income tax liabilities	$(758,000)	$(599,000)